MACKENZIE SERIES TRUST

                        Mackenzie Limited Term Municipal Fund
                          Mackenzie National Municipal Fund
                         Mackenzie California Municipal Fund
                          Mackenzie New York Municipal Fund

                           Supplement Dated April 11, 1997
                         To Prospectus Dated October 25, 1996

                                          #

                           Mackenzie Series Trust Officers:
                             Michael G. Landry, Chairman
                             Keith J. Carlson, President
                        C. William Ferris, Secretary/Treasurer

                                          #

          The third and fourth sentence of the second paragraph
under           "Investment Manager" on page 12 are replaced
with:

               Gregory V. Taylor presently serves in an advisory
capacity           to the Funds and as a consultant to MIMI.  Mr.
Taylor has five           years of professional investment
experience.

                                          #

          The following sentences are substituted for the first
sentence           under "Exchange Privilege" on page 21:
               Shareholders of a Fund have an exchange privilege
with other           Ivy and Mackenzie funds (except Ivy
International Fund unless           they have an existing Ivy
International Fund account).  The Funds           reserve the
right to reject, for any reason, any exchange order.

                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111

          16MUNIX0497
























                                MACKENZIE SERIES TRUST

                        Mackenzie Limited Term Municipal Fund
                     Mackenzie National Municipal Fund
             Mackenzie California Municipal Fund
        Mackenzie New York Municipal Fund

                           Supplement Dated April 11, 1997
            To Statement of Additional Information Dated October
25, 1996

                                          #

          The following sentence is substituted for the first
sentence           under "Exchange of Shares" on page 29:

               As described in the Prospectus, shareholders of a
Fund have           an exchange privilege with certain other Ivy
and Mackenzie Funds           (except Ivy International Fund
unless they have an existing Ivy           International Fund
account).


















                                 [logo] Ivy Mackenzie
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida 33432
                                    1-800-456-5111